POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 27, 2017, TO THE

PROSPECTUS DATED FEBRUARY 24, 2017,

AS PREVIOUSLY SUPPLEMENTED MAY 18, 2017 AND MARCH 14, 2017

PowerShares Contrarian Opportunities Portfolio

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Europe Currency Hedged Low Volatility Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack AchieversTM Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500 Momentum Portfolio

PowerShares S&P 500 Value Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

Important Notice Regarding Change in the Name for the PowerShares S&P 500 Value Portfolio (the “Fund”)

Effective June 30, 2017, the name of the Fund will change to the PowerShares S&P 500 Enhanced Value Portfolio. Therefore, on that date, all references to the name of the Fund in the statutory prospectus are replaced with PowerShares S&P 500 Enhanced Value Portfolio.

There will be no change to the investment objective, underlying index or methodology of the underlying index for the Fund.

Please Retain This Supplement For Future Reference.

P-PS-PRO-EQI-SUP-3 062717

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 27, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 24, 2017,

AS PREVIOUSLY SUPPLEMENTED MARCH 1, 2017

Important Notice Regarding Change in the Name for the PowerShares S&P 500 Value Portfolio (the “Fund”)

Effective June 30, 2017, the name of the Fund will change to the PowerShares S&P 500 Enhanced Value Portfolio. Therefore, on that date, all references to the name of the Fund in the Statement of Additional Information are replaced with PowerShares S&P 500 Enhanced Value Portfolio.

There will be no change to the investment objective, underlying index or methodology of the underlying index for the Fund.

Please Retain This Supplement for Future Reference.

P-PS-SOAI-II-SUP-1 062717